Consolidated statement of financial position € in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Assets [abstract]
Goodwill	€ 24,192	€ 27,596		€ 27,644
Other intangible assets	14,940	15,135		14,737
Property, plant and equipment	30,484	29,075		28,423
Right-of-use assets	7,702	7,009		6,700
Interests in associates and joint ventures	1,440	98		103
Non-current financial assets related to Mobile Financial Services activities	900	1,210		1,259
Non-current financial assets	950	1,516		1,208
Non-current derivatives assets	683	132		562
Other non-current assets	254	136		125
Deferred tax assets	692	674		940
Total non-current assets	82,236	82,582		81,701
Inventories	952	814		906
Trade receivables	6,029	5,620		5,320
Other customer contract assets	1,460	1,236		1,209
Current financial assets related to Mobile Financial Services activities	2,381	2,075		3,095
Current financial assets	2,313	3,259		4,766
Current derivatives assets	7	162		12
Other current assets	1,875	1,701		1,258
Operating taxes and levies receivables	1,163	1,104		1,090
Current taxes assets	181	128		120
Prepaid expenses	851	850		730
Cash and cash equivalents	8,621	8,145		6,481
Total current assets	25,834	25,094		24,987
Total assets	108,071	107,676		106,689
Equity and liabilities [abstract]
Share capital	10,640	10,640		10,640
Share premiums and statutory reserve	16,859	16,859		16,859
Subordinated notes	5,497	5,803		5,803
Retained earnings	(656)	1,255		(1,428)
Equity attributable to the owners of the parent company	32,341	34,557		31,875
Non-controlling interests	3,020	2,643		2,687
Total equity	35,361	37,200	[1]	34,561	[1]
Non-current financial liabilities	31,922	30,089		33,148
Non-current derivatives liabilities	220	844		487
Non-current lease liabilities	6,696	5,875		5,593
Non-current fixed assets payables	1,370	1,291		817
Non-current financial liabilities related to Mobile Financial Services activities	0
Non-current employee benefits	2,798	1,984		2,353
Non-current dismantling provisions	876	885		812
Non-current restructuring provisions	61	53		96
Other non-current liabilities	306	307		353
Deferred tax liabilities	1,185	855		703
Total non-current liabilities	45,434	42,182		44,360
Current financial liabilities	3,421	5,170		3,925
Current derivatives liabilities	124	35		22
Current lease liabilities	1,369	1,496		1,339
Current fixed assets payables	3,111	3,349		2,848
Trade payables	6,738	6,475		6,682
Customer contract liabilities	2,512	1,984		2,093
Current financial liabilities related to Mobile Financial Services activities	3,161	3,128		4,279
Current employee benefits	2,316	2,192		2,261
Current dismantling provisions	21	16		15
Current restructuring provisions	124	64		120
Other current liabilities	2,338	2,267		2,095
Operating taxes and levies payables	1,436	1,279		1,287
Current taxes payables	425	673		748
Deferred income	180	165		51
Total current liabilities	27,276	28,294		27,767
Total equity and liabilities	€ 108,071	€ 107,676		€ 106,689

[1]	2019 and 2020 figures have been restated of the IFRS IC agenda decision on calculation of some retirement indemnities plans (see Note 2.3.1)